NATIONWIDE VARIABLE INSURANCE TRUST
Federated NVIT High Income Bond Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Government Bond Fund
NVIT Money Market Fund
NVIT Multi Sector Bond Fund
NVIT Short Term Bond Fund

Supplement dated September 11, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Money Market Fund

Effective October 14, 2016, the NVIT Money Market Fund will operate as a “Government Money Market Fund,” as defined in Rule 2a-7(a)(16) under the Investment Company Act of 1940, as amended.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE